UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-PX

annual report of proxy voting record of
registered management investment company

Investment Company Act file number:	811- 21386

Dreyfus Manager Funds I

(Exact name of registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166

(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6400

Date of fiscal year end: 10/31

Date of reporting period: July 1, 2017-June 30, 2018

Item 1.  Proxy Voting Record

Dreyfus Manager Funds I

Dreyfus Manager Funds I- Dreyfus Research Long/Short Equity Fund liquidated on July 27, 2017.

=================== Dreyfus Research Long/Short Equity Fund ====================

ENKA INSAAT VE SANAYI A.S.

Ticker:       ENKAI          Security ID:  M4055T108

Meeting Date: MAR 28, 2018   Meeting Type: Annual

Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Elect Presiding Council of Meeting and  For       Did Not Vote Management

      Authorize Presiding Council to Sign

      Meeting Minutes

2     Accept Board Report                     For       Did Not Vote Management

3     Accept Audit Report                     For       Did Not Vote Management

4     Receive Information on Donations Made   None      None         Management

      in 2017

5     Accept Financial Statements             For       Did Not Vote Management

6     Approve Discharge of Board              For       Did Not Vote Management

7     Elect Directors                         For       Did Not Vote Management

8     Approve Director Remuneration           For       Did Not Vote Management

9     Approve Reverse Stock Split             For       Did Not Vote Management

10    Ratify External Auditors                For       Did Not Vote Management

11    Approve Allocation of Income            For       Did Not Vote Management

12    Receive Information on the Guarantees,  None      None         Management

      Pledges, and Mortgages Provided by the

      Company to Third Parties

13    Authorize Board to Distribute Interim   For       Did Not Vote Management

      Dividends

14    Approve Accounting Transfers in Case    For       Did Not Vote Management

      of Losses for 2018

15    Receive Information on Share            None      None         Management

      Repurchases

16    Grant Permission for Board Members to   For       Did Not Vote Management

      Engage in Commercial Transactions with

      Company and Be Involved with Companies

      with Similar Corporate Purpose

17    Wishes                                  None      None         Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds I

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 15, 2018